INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 562	$ 275
Work in process	77	107
Finished products	134	94
Total inventories	773	476
Inventory write-down	$ 643	$ 681